SECURED PROMISSORY NOTE (Details Narartive) - USD ($)			12 Months Ended
	Oct. 09, 2018	Mar. 09, 2018	Dec. 31, 2018
Aggregate principal amount			$ 10,000,000
Debt discount			72,038
Accreted costs			$ 135,246
Loan and Security Agreement | Secured Term Promissory Note [Member] | Lender [Member]
Line of credit interest rate description		11.25% plus the Prime Rate, less, 3.25%
Aggregate principal amount		$ 10,000,000
Secured Term Promissory Note		5,000,000
Payment of loan commitment fees		25,000
Funding in loan facility charges		$ 100,000
Effective interest rate		11.25%
Debt discount		$ 50,000
Loan and Security Agreement | Secured Term Promissory Note [Member] | Lender [Member] | Share-based Compensation Award, Tranche One [Member]
Maturity date		Sep. 09, 2019
Accreted costs		$ 250,000
Loan and Security Agreement | Second Secured Term Promissory Note [Member] | Lender [Member]
Line of credit interest rate description	11.25% plus the Prime Rate, less, 3.25%
Aggregate principal amount	$ 10,000,000
Secured Term Promissory Note	5,000,000
Funding in loan facility charges	$ 50,000
Effective interest rate	11.25%
Maturity date	Sep. 09, 2019